ACQUISITIONS OF SUBSIDIARIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF BUSINESS ACQUISITION PRO FORMA

For the Nine Months Ended September 30, 2022
Revenue	$1,854,617
Operating costs and expenses	3,826,342
Loss from operations	(1,971,725)
Other income	25,313
Income tax expense	643
Net loss	$(1,947,055)

For the Nine Months Ended September 30, 2021
Revenue	$3,869,889
Operating costs and expenses	4,240,635
Loss from operations	(370,746)
Other income	82,950
Income tax expense	292,146
Net loss	$(579,942)

	2021	2020
Revenue	$4,241,991	$4,789,633
Operating costs and expenses	5,244,272	4,949,947
Loss from operations	(1,002,281)	(160,314)
Other income (expense)	100,026	643,458
Income tax expense	274,321	340,155
Net income (loss)	$(1,176,576)	$142,989

SCHEDULE OF FAIR VALUES OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition. Goodwill as a result of the acquisition of Runcangsheng is calculated as follows:

Total purchase considerations	$4,301,293
Estimated fair value of assets acquired:
Cash	$446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	$3,823,770